PROPERTY, PLANT, AND EQUIPMENT, NET - Schedule of Depreciation Expense and Capitalized Interest (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 21,698	$ 19,820	$ 78,489	$ 74,674	$ 75,382
Capitalized interest	$ 491	$ 1,915	$ 6,974	$ 8,497	$ 2,579